Annual Fund Operating Expenses	Aug. 31, 2025
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.87%	[1]
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.97%	[1]
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.17%	[1]
Seafarer Overseas Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.37%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.14%	[2]
Fee Waiver or Reimbursement	(0.09%)	[3]
Net Expenses (as a percentage of Assets)	1.05%	[3]
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.32%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.19%	[2]
Fee Waiver or Reimbursement	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	1.15%	[3]
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.32%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.39%	[2]
Fee Waiver or Reimbursement	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	1.35%	[3]

[1]	Expenses have been restated to reflect current fees.
[2]	Expenses have been restated to reflect current fees.
[3]	Seafarer Capital Partners, LLC (“Seafarer” or the “Adviser”) has agreed contractually to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursements (inclusive of acquired fund fees and expenses, and exclusive of brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.05%, 1.15%, and 1.35% of the Fund’s average daily net assets for the Institutional, Investor, and Retail share classes, respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2026. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has reimbursed through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap then in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such fees and expenses more than three years after the date on which the fees or expenses were deferred. This agreement may not be terminated or modified prior to August 31, 2026 except with the approval of the Fund’s Board of Trustees.